Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income (loss)	$ (6,001)	$ 330
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	771	233
Provision for loan losses	7,707	2,625
Share-based compensation expense	969	190
Income on termination of swap		(352)
Gain on sales of investment securities available-for-sale	(20)	(19)
Gain (loss) on sales of other real estate	(3)	223
Writedowns to other real estate	301
Loans held for sale	(1,600)
Change in assets and liabilities:
Decrease in accrued interest receivable	178	117
Decrease in other assets	(2,383)	(327)
Decrease in accrued interest payable	(89)	(146)
Increase in accrued expenses and other liabilities	1,293	87
Net cash provided by operating activities	1,123	2,961
Cash flows from investing activities
Net decrease (increase) in loans	6,924	(4,621)
Purchases of bank premises and equipment	(573)	(109)
Purchases of investment securities available-for-sale	(46,940)	(4,233)
Proceeds from sales of investment securities available-for-sale	24,316	5,163
Proceeds from maturities and call of investment securities available-for-sale	18,931	2,052
Proceeds from sale of other real estate	1,073	2,655
Improvements to other real estate		(93)
Purchase of Federal Home Loan Bank stock	(125)
Net cash provided by investing activities	3,606	814
Cash flows from financing activities
Net (decrease) increase in deposits	(3,914)	19,150
Increase (decrease) in short-term borrowings	787	(5,227)
Net cash (used by) provided by financing activities	(3,127)	13,923
Net increase in cash and cash equivalents	1,602	17,698
Cash and cash equivalents, beginning	65,378	23,237
Cash and cash equivalents, ending	66,980	40,935
Supplemental disclosures of cash flow information:
Cash paid for interest	3,374	3,928
Cash paid for income taxes		64
Supplemental disclosure of noncash investing and financing activities:
Change in unrealized gain on available-for-sale securities, net of tax	1,797	469
Change in unrealized loss on swap, net of tax	(282)	(394)
Loans transferred to other real estate owned	$ 3,595	$ 1,769